Fair Value, Carrying Amounts and Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets [Abstract]
Cash and cash equivalents	$ 578,004	$ 650,599
Securities available for sale	452,289	481,513
Held to maturity securities	6,396	7,580
Net loans	4,422,027	4,328,508
Accrued interest receivable	13,683	11,492
Financial liabilities [Abstract]
Demand deposits	754,532	838,147
Interest bearing deposits	4,580,010	4,338,428
Short-term borrowings	88,990	122,700
Accrued interest payable	3,612	602
Level 1 [Member]
Financial assets [Abstract]
Cash and cash equivalents	578,004	650,599
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	0	0
Accrued interest receivable	234	189
Financial liabilities [Abstract]
Demand deposits	754,532	838,147
Interest bearing deposits	2,760,221	3,325,900
Short-term borrowings	0	0
Accrued interest payable	256	60
Level 2 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	452,289	481,513
Held to maturity securities	6,396	7,580
Net loans	0	0
Accrued interest receivable	1,920	1,866
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	1,819,789	1,012,528
Short-term borrowings	88,990	122,700
Accrued interest payable	3,356	542
Level 3 [Member]
Financial assets [Abstract]
Cash and cash equivalents	0	0
Securities available for sale	0	0
Held to maturity securities	0	0
Net loans	4,422,027	4,328,508
Accrued interest receivable	11,529	9,437
Financial liabilities [Abstract]
Demand deposits	0	0
Interest bearing deposits	0	0
Short-term borrowings	0	0
Accrued interest payable	0	0
Carrying Value [Member]
Financial assets [Abstract]
Cash and cash equivalents	578,004	650,599
Securities available for sale	452,289	481,513
Held to maturity securities	6,458	7,707
Federal Reserve Bank and Federal Home Loan Bank stock	6,203	5,797
Net loans	4,954,301	4,687,169
Accrued interest receivable	13,683	11,492
Financial liabilities [Abstract]
Demand deposits	754,532	838,147
Interest bearing deposits	4,596,245	4,354,663
Short-term borrowings	88,990	122,700
Accrued interest payable	$ 3,612	$ 602